Accruals	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accruals	42 Accruals

	2019	2018
Accrued interest	292	237
Accrued expenses	134	151
At December 31	426	388
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.